UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2020

WESTERN ASSET

VARIABLE GLOBAL

HIGH YIELD BOND

PORTFOLIO

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, your insurance company may no longer send you paper copies of the Fund’s shareholder reports like this one by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If your insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications from them electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge. You can inform the insurance company that you wish to continue receiving paper copies of shareholder reports by following the instructions provided by them. Your election will apply to all Funds available under your contract with the insurance company.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio seeks to maximize total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Variable Global High Yield Bond Portfolio for the six-month reporting period ended June 30, 2020. Please read on for Portfolio performance information during the Portfolio’s reporting period.

Special Shareholder Notice

On July 31, 2020, Franklin Resources, Inc. (“Franklin Resources”) acquired Legg Mason, Inc. (“Legg Mason”) in an all-cash transaction. As a result of the transaction, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and the subadviser(s) became indirect, wholly-owned subsidiaries of Franklin Resources. Under the Investment Company Act of 1940, as amended, consummation of the transaction automatically terminated the management and subadvisory agreements that were in place for the Portfolio prior to the transaction. The Portfolio’s manager and subadviser(s) continue to provide uninterrupted services with respect to the Portfolio pursuant to new management and subadvisory agreements that were approved by Portfolio shareholders.

Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of June 30, 2020, after giving effect to the transaction described above, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1.4 trillion.

II	Western Asset Variable Global High Yield Bond Portfolio

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2020

Western Asset Variable Global High Yield Bond Portfolio	III

Performance review

For the six months ended June 30, 2020, Class I shares of Western Asset Variable Global High Yield Bond Portfolio1 returned -2.62%. The Portfolio’s unmanaged benchmark, the Bloomberg Barclays Global High Yield Index (Hedged)i, returned -4.41% for the same period. The Lipper Variable High Yield Funds Category Averageii returned -4.62% over the same time frame.

Performance Snapshot as of June 30, 2020 (unaudited)
6 months
Western Asset Variable Global High Yield Bond Portfolio:
Class I	-2.62%
Class II	-2.67%
Bloomberg Barclays Global High Yield Index (Hedged)	-4.41%
Lipper Variable High Yield Funds Category Average	-4.62%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Portfolio performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2020 for Class I and Class II shares were 4.63% and 4.37%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 4.62%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Portfolio’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Portfolio, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2020, the gross total annual fund operating expense ratios for Class I and Class II shares were 0.83% and 1.08%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

Effective January 1, 2021, the manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

IV	Western Asset Variable Global High Yield Bond Portfolio

limitation (“expense cap”) in effect at the time the fees were earned or incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2020

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. High-yield bonds, commonly known as “junk” bonds, involve greater credit and liquidity risks than investment grade bonds. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations and social, political, and economic uncertainties, which could increase volatility. These risks are magnified in emerging or developing markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectus for a more complete discussion of these and other risks and the Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg Barclays Global High Yield Index (Hedged) provides a broad-based measure of the global high-yield fixed-income markets, representing the union of the U.S. High-Yield, Pan-European High-Yield, U.S. Emerging Markets High-Yield, CMBS High-Yield and Pan European Emerging Markets High-Yield Indices.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 104 funds in the Portfolio’s Lipper category.

Western Asset Variable Global High Yield Bond Portfolio	V

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Portfolio at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of June 30, 2020 and December 31, 2019 and does not include derivatives, such as futures contracts and forward foreign currency contracts. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report	1

Portfolio expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2020 and held for the six months ended June 30, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class I	-2.62%	$1,000.00	$973.80	0.85%	$4.17	Class I	5.00%	$1,000.00	$1,020.64	0.85%	$4.27
Class II	-2.67	1,000.00	973.30	1.10	5.40	Class II	5.00	1,000.00	1,019.39	1.10	5.52

2	Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report

[1]	For the six months ended June 30, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2020

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 72.8%
Communication Services — 11.8%
Diversified Telecommunication Services — 2.8%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	510,000		$564,022	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	940,000		981,219	(a)
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	740,000		763,876	(a)
Telecom Italia Finance SA, Senior Notes	7.750%	1/24/33	220,000	EUR	346,538
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	390,000		408,207	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	750,000		792,564	(a)
Windstream Services LLC/ Windstream Finance Corp., Secured Notes	10.500%	6/30/24	985,000		59,100	*(a)(b)
Total Diversified Telecommunication Services					3,915,526
Entertainment — 0.1%
Netflix Inc., Senior Notes	5.875%	11/15/28	190,000		216,702
Interactive Media & Services — 0.7%
Match Group Inc., Senior Notes	5.000%	12/15/27	180,000		187,940	(a)
Twitter Inc., Senior Notes	3.875%	12/15/27	750,000		751,950	(a)
Total Interactive Media & Services					939,890
Media — 5.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	790,000		818,480	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	520,000		537,420	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	380,000		388,989	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	2,470,000		2,503,962	(a)
DISH DBS Corp., Senior Notes	7.750%	7/1/26	590,000		626,503
Dolya Holdco 18 DAC, Senior Notes	5.000%	7/15/28	700,000		694,540	(a)
Sirius XM Radio Inc., Senior Notes	4.125%	7/1/30	1,150,000		1,141,616	(a)
Summer BC Holdco B SARL, Senior Secured Notes	5.750%	10/31/26	330,000	EUR	354,164	(a)
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	450,000		479,250	(a)
Total Media					7,544,924

See Notes to Financial Statements.

4	Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Wireless Telecommunication Services — 2.8%
Crystal Almond SARL, Senior Secured Notes	4.250%	10/15/24	178,000	EUR	$197,558	(a)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	300,000		312,560	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	570,000		624,506	(a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	750,000		744,375	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	1,200,000		1,464,300
Sprint Corp., Senior Notes	7.875%	9/15/23	530,000		597,572
Total Wireless Telecommunication Services					3,940,871
Total Communication Services					16,557,913
Consumer Discretionary — 10.8%
Auto Components — 1.1%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	410,000		337,875	(a)
Adient US LLC, Senior Secured Notes	7.000%	5/15/26	40,000		41,465	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	750,000		729,371
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	440,000		445,967	(a)
Total Auto Components					1,554,678
Automobiles — 1.7%
Ford Motor Co., Senior Notes	8.500%	4/21/23	550,000		582,656
Ford Motor Co., Senior Notes	9.000%	4/22/25	470,000		509,515
Ford Motor Credit Co. LLC, Senior Notes	4.250%	9/20/22	280,000		275,509
Ford Motor Credit Co. LLC, Senior Notes	3.087%	1/9/23	670,000		639,643
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	370,000		371,073
Total Automobiles					2,378,396
Diversified Consumer Services — 0.7%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	320,000		337,539	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	420,000		436,523	(a)
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	190,000		196,294	(a)
Total Diversified Consumer Services					970,356
Hotels, Restaurants & Leisure — 5.0%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	180,000		180,499	(a)

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Hotels, Restaurants & Leisure — continued
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	150,000		$157,781	(a)
Colt Merger Sub Inc., Senior Secured Notes	5.750%	7/1/25	210,000		211,722	(a)(c)
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	290,000		291,269	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	200,000		202,875	(a)
International Game Technology PLC, Senior Secured Notes	5.250%	1/15/29	400,000		392,680	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	260,000		268,469	(a)
Marston’s Issuer PLC, Secured Notes (3 mo. GBP LIBOR + 2.550%)	3.218%	7/15/35	603,000	GBP	605,935	(d)(e)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	380,000		382,147	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	750,000		787,744	(a)
Pinnacle Bidco PLC, Senior Secured Notes	6.375%	2/15/25	280,000	GBP	295,728	(a)
Pinnacle Bidco PLC, Senior Secured Notes	6.375%	2/15/25	150,000	GBP	158,426	(d)
Primo Water Corp., Senior Notes	5.500%	7/1/24	390,000	EUR	443,587	(d)
Saga PLC, Senior Notes	3.375%	5/12/24	470,000	GBP	455,922	(d)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	200,000		211,875	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,270,000		945,915	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	210,000		204,225	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	600,000		606,945	(a)
Yum! Brands Inc., Senior Notes	7.750%	4/1/25	140,000		151,287	(a)
Total Hotels, Restaurants & Leisure					6,955,031
Household Durables — 0.2%
Newell Brands Inc., Senior Notes	4.875%	6/1/25	250,000		262,291
Specialty Retail — 1.3%
L Brands Inc., Senior Secured Notes	6.875%	7/1/25	280,000		289,800	(a)
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	480,000	EUR	496,542	(a)
Michaels Stores Inc., Senior Notes	8.000%	7/15/27	60,000		52,301	(a)
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	580,000		121,800	(a)

See Notes to Financial Statements.

6	Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Specialty Retail — continued
ServiceMaster Co. LLC, Senior Notes	5.125%	11/15/24	438,000		$445,164	(a)
Tendam Brands SAU, Senior Secured Notes	5.000%	9/15/24	130,000	EUR	127,733	(a)
Tendam Brands SAU, Senior Secured Notes (3 mo. EURIBOR + 5.250%, 5.250% floor)	5.250%	9/15/24	360,000	EUR	352,487	(a)(e)
Total Specialty Retail					1,885,827
Textiles, Apparel & Luxury Goods — 0.8%
CBR Fashion Finance BV, Senior Secured Notes	5.125%	10/1/22	300,000	EUR	292,181	(d)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	880,000		888,637	(a)
Total Textiles, Apparel & Luxury Goods					1,180,818
Total Consumer Discretionary					15,187,397
Consumer Staples — 2.3%
Food Products — 2.0%
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	380,000		383,291
Kraft Heinz Foods Co., Senior Notes	3.875%	5/15/27	770,000		805,815	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	1/30/29	300,000		323,625
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	70,000		74,377	(a)
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	560,000		706,842	(a)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	190,000		206,343
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	320,000		315,072
Total Food Products					2,815,365
Household Products — 0.3%
Energizer Holdings Inc., Senior Notes	6.375%	7/15/26	120,000		124,377	(a)
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	250,000		257,346
Total Household Products					381,723
Total Consumer Staples					3,197,088
Energy — 13.3%
Oil, Gas & Consumable Fuels — 13.3%
Apache Corp., Senior Notes	5.100%	9/1/40	350,000		288,045
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	120,000		97,627	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	350,000		349,029	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	1,015,000		906,963	(a)
Continental Resources Inc., Senior Notes	4.500%	4/15/23	500,000		479,515

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	6.625%	7/15/25	260,000	$262,683	(a)
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	160,000	162,467	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	150,000	154,008	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	590,000	481,738
MEG Energy Corp., Senior Notes	7.000%	3/31/24	213,000	183,202	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	300,000	250,125	(a)
Montage Resources Corp., Senior Notes	8.875%	7/15/23	790,000	626,561
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	650,000	109,281
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	390,000	66,300
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	340,000	291,200
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	210,000	192,096
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	200,000	203,900
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	870,000	971,003
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	2,100,000	2,159,608
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	340,000	358,870
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	1,500,000	1,417,643
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	2,050,000	1,673,958
Petroleos Mexicanos, Senior Notes	6.625%	6/15/38	700,000	547,775
Range Resources Corp., Senior Notes	5.000%	3/15/23	750,000	647,336
Range Resources Corp., Senior Notes	4.875%	5/15/25	870,000	659,569
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	490,000	486,247
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	350,000	338,560
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	70,000	70,350
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,110,000	959,112	(a)

See Notes to Financial Statements.

8	Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Ultrapar International SA, Senior Notes	5.250%	10/6/26	480,000	$497,314	(a)
Viper Energy Partners LP, Senior Notes	5.375%	11/1/27	150,000	147,392	(a)
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	620,000	596,936
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	400,000	385,000
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	30,000	28,991
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	90,000	73,350
YPF SA, Senior Notes	8.500%	3/23/21	600,000	509,325	(a)
YPF SA, Senior Notes	8.500%	7/28/25	700,000	522,302	(a)
YPF SA, Senior Notes	6.950%	7/21/27	890,000	626,168	(a)
Total Energy				18,781,549
Financials — 11.3%
Banks — 8.4%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	540,000	588,195
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	380,000	393,975	(e)(f)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	370,000	420,336	(e)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/18/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	2,270,000	2,119,828	(a)(e)
CIT Group Inc., Senior Notes	5.250%	3/7/25	240,000	249,275
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	380,000	380,925	(e)(f)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	400,000	397,834	(e)(f)

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	470,000		$482,720	(e)(f)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	700,000		717,650	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	620,000		653,793	(a)
Itau Unibanco Holding SA, Subordinated Notes	5.650%	3/19/22	950,000		990,114	(d)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	500,000		512,709	(e)(f)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	160,000		182,460
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	490,000		510,565	(e)(f)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	920,000		1,031,186
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	660,000	GBP	838,353	(d)(e)(f)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	550,000		540,635	(a)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	260,000		248,430	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	500,000		568,412	(a)(e)
Total Banks					11,827,395
Capital Markets — 1.7%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then 5 year Treasury Constant Maturity Rate + 4.332%)	7.250%	9/12/25	500,000		514,098	(a)(e)(f)

See Notes to Financial Statements.

10	Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Capital Markets — continued
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	450,000		$467,822	(a)(e)(f)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,300,000		1,351,278	(a)(e)(f)
Total Capital Markets					2,333,198
Consumer Finance — 0.1%
Navient Corp., Senior Notes	6.750%	6/15/26	210,000		194,736
Diversified Financial Services — 0.7%
Alliance Data Systems Corp., Senior Notes	4.750%	12/15/24	170,000		153,531	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	760,000		511,100	(a)(g)
LHC3 PLC, Senior Secured Notes (4.125% Cash or 4.875% PIK)	4.125%	8/15/24	220,000	EUR	248,530	(a)(g)
Total Diversified Financial Services					913,161
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	340,000		272,850	(a)
Thrifts & Mortgage Finance — 0.2%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	300,000		314,664	(a)
Total Financials					15,856,004
Health Care — 7.5%
Health Care Providers & Services — 2.5%
Centene Corp., Senior Notes	5.375%	6/1/26	550,000		572,399	(a)
Centene Corp., Senior Notes	4.250%	12/15/27	90,000		93,080
Centene Corp., Senior Notes	4.625%	12/15/29	220,000		232,650
DaVita Inc., Senior Notes	5.000%	5/1/25	270,000		276,345
HCA Inc., Senior Notes	5.375%	2/1/25	10,000		10,741
HCA Inc., Senior Notes	5.375%	9/1/26	270,000		294,624
HCA Inc., Senior Notes	5.625%	9/1/28	130,000		145,413
LifePoint Health Inc., Senior Secured Notes	6.750%	4/15/25	200,000		207,000	(a)
Magellan Health Inc., Senior Notes	4.900%	9/22/24	990,000		1,005,488

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Health Care Providers & Services — continued
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	450,000		$480,656	(a)
Tenet Healthcare Corp., Senior Secured Notes	4.625%	6/15/28	220,000		214,874	(a)
Total Health Care Providers & Services					3,533,270
Pharmaceuticals — 5.0%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	470,000		510,514	(a)
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	440,000		414,806	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.750%	8/15/27	450,000		478,039	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	830,000		802,797
Teva Pharmaceutical Finance Netherlands II BV, Senior Notes	1.125%	10/15/24	360,000	EUR	355,560	(d)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	4,690,000		4,443,599
Total Pharmaceuticals					7,005,315
Total Health Care					10,538,585
Industrials — 6.0%
Aerospace & Defense — 1.3%
BWX Technologies Inc., Senior Notes	4.125%	6/30/28	840,000		841,050	(a)
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	960,000		1,013,150	(a)
Total Aerospace & Defense					1,854,200
Airlines — 3.3%
Continental Airlines Pass-Through Trust	8.388%	11/1/20	30		31
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	70,000		68,087
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	1,740,000		1,648,740
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	190,000		169,827
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	480,000		464,868
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,300,000		1,343,315	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	570,000		571,607	(a)(c)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	400,000		340,626
Total Airlines					4,607,101

See Notes to Financial Statements.

12	Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Building Products — 0.2%
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	350,000		$343,214	(d)
Commercial Services & Supplies — 0.3%
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	350,000		363,125	(a)
Machinery — 0.8%
Clark Equipment Co., Senior Secured Notes	5.875%	6/1/25	420,000		431,288	(a)
Vertical Midco GmbH, Senior Secured Notes	4.375%	7/15/27	420,000	EUR	471,870	(a)
Vertical US Newco Inc., Senior Secured Notes	5.250%	7/15/27	280,000		280,000	(a)(c)
Total Machinery					1,183,158
Marine — 0.0%††
Navios Maritime Acquisition Corp./ Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	20,000		11,356	(a)
Trading Companies & Distributors — 0.1%
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	150,000		157,785
Total Industrials					8,519,939
Information Technology — 1.8%
Communications Equipment — 0.3%
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	400,000		387,320	(a)
Internet Software & Services — 0.2%
IPD 3 BV, Senior Secured Notes	4.500%	7/15/22	260,000	EUR	274,247	(a)
IT Services — 0.3%
CDW LLC/CDW Finance Corp., Senior Notes	4.250%	4/1/28	440,000		449,128
Software — 0.8%
Fair Isaac Corp., Senior Notes	4.000%	6/15/28	510,000		512,550	(a)
j2 Cloud Services LLC/j2 Cloud Co-Obligor Inc., Senior Notes	6.000%	7/15/25	180,000		183,619	(a)
Open Text Corp., Senior Notes	3.875%	2/15/28	170,000		163,970	(a)
Open Text Holdings Inc., Senior Notes	4.125%	2/15/30	300,000		295,453	(a)
Total Software					1,155,592

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	220,000	$228,126	(a)
Total Information Technology				2,494,413
Materials — 5.6%
Chemicals — 0.3%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	500,000	469,755	(a)
Construction Materials — 0.5%
Cemex SAB de CV, Senior Secured Notes	7.375%	6/5/27	730,000	743,505	(a)
Containers & Packaging — 2.4%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	350,000	346,873	(a)(g)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,380,000	1,416,459	(a)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	500,000	492,035	(a)
Cascades Inc./Cascades USA Inc., Senior Notes	5.125%	1/15/26	10,000	10,181	(a)
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	110,000	111,994	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	400,000	408,074	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	570,000	609,128
Total Containers & Packaging				3,394,744
Metals & Mining — 2.0%
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	1,180,000	1,157,846	(a)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	640,000	641,280
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	480,000	475,844
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	470,000	462,191
Total Metals & Mining				2,737,161
Paper & Forest Products — 0.4%
Mercer International Inc., Senior Notes	7.375%	1/15/25	540,000	538,931
Total Materials				7,884,096
Real Estate — 0.8%
Equity Real Estate Investment Trusts (REITs) — 0.5%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	190,000	158,300

See Notes to Financial Statements.

14	Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Equity Real Estate Investment Trusts (REITs) — continued
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	150,000		$161,344
ESH Hospitality Inc., Senior Notes	4.625%	10/1/27	410,000		384,555	(a)
Total Equity Real Estate Investment Trusts (REITs)					704,199
Real Estate Management & Development — 0.3%
Tesco Property Finance 6 PLC, Senior Secured Notes	5.411%	7/13/44	237,038	GBP	389,237	(d)
Total Real Estate					1,093,436
Utilities — 1.6%
Electric Utilities — 0.8%
Pampa Energia SA, Senior Notes	7.500%	1/24/27	480,000		389,268	(a)
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	810,000		803,949	(a)
Total Electric Utilities					1,193,217
Independent Power and Renewable Electricity Producers — 0.8%
Listrindo Capital BV, Senior Notes	4.950%	9/14/26	350,000		353,500	(a)
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	770,000		784,291	(a)
Total Independent Power and Renewable Electricity Producers					1,137,791
Total Utilities					2,331,008
Total Corporate Bonds & Notes (Cost — $102,363,965)					102,441,428
Sovereign Bonds — 15.8%
Argentina — 1.8%
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	550,000		230,244	*(b)
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	710,000		288,750	*(b)
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	890,000		358,447	*(b)
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	2,080,000		833,165	*(b)
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	910,000		384,484	*(a)(b)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	890,000		376,034	*(a)(b)
Total Argentina					2,471,124
Brazil — 0.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	987,000	BRL	188,414

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Brazil — continued
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	525,000	BRL	$109,720
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	246,000	BRL	53,748
Total Brazil					351,882
Costa Rica — 0.2%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	350,000		289,100	(a)
Dominican Republic — 0.6%
Dominican Republic International Bond, Senior Notes	5.500%	1/27/25	200,000		203,029	(a)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	600,000		578,100	(a)
Total Dominican Republic					781,129
Ecuador — 0.4%
Ecuador Government International Bond, Senior Notes	7.950%	6/20/24	580,000		287,106	*(b)(d)
Ecuador Government International Bond, Senior Notes	7.775%	1/23/28	540,000		224,105	*(a)(b)
Total Ecuador					511,211
Egypt — 1.0%
Egypt Government International Bond, Senior Notes	6.125%	1/31/22	240,000		246,649	(d)
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	900,000		922,500	(a)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	270,000		275,927	(a)
Total Egypt					1,445,076
El Salvador — 0.2%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	300,000		258,753	(a)
Ghana — 0.5%
Ghana Government International Bond	10.750%	10/14/30	290,000		349,563	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	430,000		405,920	(a)
Total Ghana					755,483
Guatemala — 0.5%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	620,000		643,907	(a)

See Notes to Financial Statements.

16	Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Honduras — 0.5%
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	700,000		$748,650	(a)
Indonesia — 0.8%
Indonesia Treasury Bond, Senior Notes	8.250%	7/15/21	2,465,000,000	IDR	178,313
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	13,269,000,000	IDR	957,672
Total Indonesia					1,135,985
Ivory Coast — 0.3%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	166,000		164,107	(d)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	200,000		200,092	(a)
Total Ivory Coast					364,199
Jamaica — 0.3%
Jamaica Government International Bond, Senior Notes	6.750%	4/28/28	400,000		450,828
Nigeria — 0.3%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	260,000		248,170	(d)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	200,000		189,254	(a)
Total Nigeria					437,424
Oman — 0.5%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	800,000		749,160	(a)
Paraguay — 0.6%
Paraguay Government International Bond, Senior Notes	5.000%	4/15/26	720,000		798,523	(a)
Russia — 1.0%
Russian Federal Bond — OFZ	8.150%	2/3/27	34,070,000	RUB	552,342
Russian Federal Bond — OFZ	7.050%	1/19/28	60,273,000	RUB	924,965
Total Russia					1,477,307
Senegal — 0.2%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	250,000		255,344	(a)

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
South Africa — 0.9%
Republic of South Africa Government International Bond, Senior Notes	4.875%	4/14/26	950,000	$953,002
Republic of South Africa Government International Bond, Senior Notes	5.650%	9/27/47	380,000	332,029
Total South Africa				1,285,031
Sri Lanka — 0.7%
Sri Lanka Government International Bond, Senior Notes	6.250%	10/4/20	750,000	717,188	(d)
Sri Lanka Government International Bond, Senior Notes	6.250%	7/27/21	240,000	206,398	(d)
Total Sri Lanka				923,586
Turkey — 2.9%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	3,220,000	2,944,748
Turkey Government International Bond, Senior Notes	4.875%	10/9/26	1,200,000	1,116,582
Total Turkey				4,061,330
Ukraine — 1.4%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/20	900,000	904,041	(a)
Ukraine Government International Bond, Senior Notes	7.750%	9/1/24	250,000	261,550	(a)
Ukraine Government International Bond, Senior Notes	7.750%	9/1/26	200,000	209,041	(a)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	600,000	604,642	(a)
Total Ukraine				1,979,274
Total Sovereign Bonds (Cost — $25,287,010)				22,174,306
Senior Loans — 7.1%
Communication Services — 1.8%
Diversified Telecommunication Services — 0.2%
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.685%	1/31/28	300,000	287,850	(e)(h)(i)
Entertainment — 0.2%
CEOC LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	2.178%	10/7/24	329,273	328,490	(e)(h)(i)

See Notes to Financial Statements.

18	Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Media — 0.9%
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.178%	5/1/26	446,199	$413,106	(e)(h)(i)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	3.872%	1/31/26	842,818	810,159	(e)(h)(i)
Total Media				1,223,265
Wireless Telecommunication Services — 0.5%
CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.500%)	2.685%	4/15/27	647,750	617,630	(e)(h)(i)
Total Communication Services				2,457,235
Consumer Discretionary — 3.5%
Auto Components — 0.3%
American Axle & Manufacturing Inc., Term Loan B (1 mo. USD LIBOR + 2.250%)	3.000%	4/6/24	439,562	418,683	(e)(h)(i)
Diversified Consumer Services — 0.7%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1 (1 mo. USD LIBOR + 3.250%)	4.250%	9/23/26	1,034,366	996,871	(e)(h)(i)
Hotels, Restaurants & Leisure — 1.0%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.928%	11/19/26	726,160	690,396	(e)(h)(i)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.928%	12/23/24	789,873	707,814	(e)(h)(i)
Total Hotels, Restaurants & Leisure				1,398,210
Specialty Retail — 1.5%
Party City Holdings Inc., 2018 Replacement Term Loan	3.250-4.100%	8/19/22	681,269	330,131	(e)(h)(i)
PetSmart Inc., Term Loan B2 (3 mo. USD LIBOR + 4.000%)	5.000%	3/11/22	1,723,362	1,705,770	(e)(h)(i)
Total Specialty Retail				2,035,901
Total Consumer Discretionary				4,849,665
Energy — 0.3%
Oil, Gas & Consumable Fuels — 0.3%
Chesapeake Energy Corp., Term Loan A (1 mo. USD LIBOR + 8.000%)	9.000%	6/24/24	780,000	454,350	(e)(h)(i)

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Health Care — 0.2%
Health Care Providers & Services — 0.2%
Option Care Health Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	4.678%	8/6/26	308,450	$300,482	(e)(h)(i)
Industrials — 0.9%
Airlines — 0.6%
Jetblue Airways Corp., Term Loan (3 mo. USD LIBOR + 5.250%)	6.250%	6/17/24	350,000	343,729	(e)(h)(i)(j)
Mileage Plus Holdings Inc., Initial Term Loan	—	6/25/27	470,000	467,441	(j)
Total Airlines				811,170
Machinery — 0.3%
Vertical Midco GmbH, Term Loan B	—	6/30/27	390,000	382,200	(j)
Total Industrials				1,193,370
Materials — 0.3%
Containers & Packaging — 0.3%
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	2.928%	2/6/23	505,360	483,503	(e)(h)(i)
Utilities — 0.1%
Electric Utilities — 0.1%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. USD LIBOR + 8.000% PIK)	9.000%	2/7/23	184,542	184,542	(e)(g)(h)(i)
Total Senior Loans (Cost — $10,644,509)				9,923,147
Convertible Bonds & Notes — 0.8%
Communication Services — 0.8%
Media — 0.8%
DISH Network Corp., Senior Notes	2.375%	3/15/24	280,000	251,607
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,030,000	948,748
Total Convertible Bonds & Notes (Cost — $1,242,969)				1,200,355
U.S. Government & Agency Obligations — 0.7%
U.S. Government Obligations — 0.7%
U.S. Treasury Notes (Cost — $1,001,288)	0.500%	5/31/27	1,000,000	1,001,152

See Notes to Financial Statements.

20	Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

Security			Shares		Value
Common Stocks — 0.2%
Communication Services — 0.0%††
Media — 0.0%††
New Cotai LLC/New Cotai Capital Corp., Class B Shares			2		$0	*(k)(l)(m)
Energy — 0.0%††
Energy Equipment & Services — 0.0%††
Hercules Offshore Inc. (Escrow)			17,554		15,178	*(k)(l)
KCAD Holdings I Ltd.			75,024,286		0	*(k)(l)(m)
Total Energy Equipment & Services					15,178
Oil, Gas & Consumable Fuels — 0.0%††
MWO Holdings LLC			211		16,179	*(k)(l)
Total Energy					31,357
Financials — 0.2%
Banks — 0.2%
Wells Fargo & Co.			9,471		242,458
Total Common Stocks (Cost — $2,232,579)					273,815

	Rate	Maturity Date	Face Amount†
Non-U.S. Treasury Inflation Protected Securities — 0.1%
Argentina — 0.1%
Argentina Treasury Bond (Cost — $90,110)	1.000%	8/5/21	9,907,767	ARS	90,182	(k)
Total Investments before Short-Term Investments (Cost — $142,862,430)					137,104,385

			Shares
Short-Term Investments — 1.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $1,421,223)	0.109%		1,421,223		1,421,223	(n)
Total Investments — 98.5% (Cost — $144,283,653)					138,525,608
Other Assets in Excess of Liabilities — 1.5%					2,132,028
Total Net Assets — 100.0%					$140,657,636

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Variable Global High Yield Bond Portfolio

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on these securities is currently in default as of June 30, 2020.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this loan is unfunded as of June 30, 2020. The interest rate for fully unfunded term loans is to be determined.

(k)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(l)	Security is valued using significant unobservable inputs (Note 1).

(m)	Value is less than $1.

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At June 30, 2020, the total market value of investments in Affiliated Companies was $1,421,223 and the cost was $1,421,223 (Note 8).

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso

BRL	— Brazilian Real

EUR	— Euro

EURIBOR	— Euro Interbank Offered Rate

GBP	— British Pound

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

LIBOR	— London Interbank Offered Rate

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

PIK	— Payment-In-Kind

RUB	— Russian Ruble

USD	— United States Dollar

See Notes to Financial Statements.

22	Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

At June 30, 2020, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
Euro	27	9/20	$3,839,602	$3,798,056	$41,546

At June 30, 2020, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	30,000	USD	33,702	BNP Paribas SA	7/16/20	$15
EUR	30,000	USD	33,654	BNP Paribas SA	7/16/20	63
USD	98,054	EUR	90,000	BNP Paribas SA	7/16/20	(3,096)
USD	192,408	EUR	176,000	BNP Paribas SA	7/16/20	(5,398)
USD	2,630,269	GBP	2,118,554	Citibank N.A.	7/16/20	4,896
EUR	200,000	USD	225,203	Goldman Sachs Group Inc.	7/16/20	(424)
MXN	495,546	USD	20,130	Goldman Sachs Group Inc.	7/16/20	1,383
USD	188,982	GBP	150,000	Goldman Sachs Group Inc.	7/16/20	3,097
USD	67,759	EUR	61,756	JPMorgan Chase & Co.	7/16/20	(1,648)
USD	33,724	EUR	30,000	BNP Paribas SA	10/16/20	(64)
USD	33,771	EUR	30,000	BNP Paribas SA	10/16/20	(17)
Total						$(1,193)

Abbreviation(s) used in this table:

EUR	— Euro

GBP	— British Pound

MXN	— Mexican Peso

USD	— United States Dollar

Summary of Investments by Country*
United States	48.2%
Mexico	4.9
United Kingdom	4.7
Brazil	4.3
Turkey	4.1
Israel	4.0
Argentina	4.0
Italy	2.0
Canada	1.7
Switzerland	1.7
Indonesia	1.6
Ukraine	1.4
Germany	1.4
France	1.3

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Variable Global High Yield Bond Portfolio

Summary of Investments by Country* (cont’d)
Russia	1.1%
Egypt	1.0
South Africa	0.9
Luxembourg	0.9
Zambia	0.8
Netherlands	0.7
Sri Lanka	0.7
Paraguay	0.6
Dominican Republic	0.6
Ghana	0.6
Oman	0.5
Honduras	0.5
Ireland	0.5
Guatemala	0.5
Ecuador	0.4
Cayman Islands	0.4
Spain	0.4
Jamaica	0.3
Nigeria	0.3
South Korea	0.3
Hong Kong	0.3
Ivory Coast	0.3
Costa Rica	0.2
El Salvador	0.2
Senegal	0.2
Jersey	0.2
Macau	0.2
Greece	0.1
Short-Term Investments	1.0
100.0%

*	As a percentage of total investments. Please note that the Portfolio holdings are as of June 30, 2020 and are subject to change.

See Notes to Financial Statements.

24	Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2020

Assets:
Investments in unaffiliated securities, at value (Cost — $142,862,430)	$137,104,385
Investments in affiliated securities, at value (Cost — $1,421,223)	1,421,223
Foreign currency, at value (Cost — $537,713)	522,572
Cash	1,010,412
Receivable for securities sold	2,075,042
Interest receivable	1,952,405
Deposits with brokers for open futures contracts	72,033
Unrealized appreciation on forward foreign currency contracts	9,454
Receivable for Portfolio shares sold	2,211
Receivable from broker — net variation margin on open futures contracts	169
Prepaid expenses	569
Total Assets	144,170,475

Liabilities:
Payable for securities purchased	3,237,741
Payable for Portfolio shares repurchased	94,337
Investment management fee payable	85,948
Unrealized depreciation on forward foreign currency contracts	10,647
Service and/or distribution fees payable	8,436
Trustees’ fees payable	520
Accrued expenses	75,210
Total Liabilities	3,512,839
Total Net Assets	$140,657,636

Net Assets:
Par value (Note 7)	$199
Paid-in capital in excess of par value	160,340,561
Total distributable earnings (loss)	(19,683,124)
Total Net Assets	$140,657,636

Net Assets:
Class I	$100,549,702
Class II	$40,107,934

Shares Outstanding:
Class I	14,350,459
Class II	5,549,694

Net Asset Value:
Class I	$7.01
Class II	$7.23

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report	25

Statement of operations (unaudited)

For the Six Months Ended June 30, 2020

Investment Income:
Interest from unaffiliated investments	$4,145,662
Interest from affiliated investments	3,825
Dividends	69,780
Less: Foreign taxes withheld	(13,173)
Total Investment Income	4,206,094

Expenses:
Investment management fee (Note 2)	499,724
Service and/or distribution fees (Notes 2 and 5)	50,056
Fund accounting fees	35,951
Shareholder reports	23,952
Audit and tax fees	21,592
Legal fees	12,797
Transfer agent fees (Note 5)	5,674
Trustees’ fees	2,545
Custody fees	1,643
Insurance	1,442
Commitment fees (Note 9)	1,085
Interest expense	185
Miscellaneous expenses	2,743
Total Expenses	659,389
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(1,948)
Net Expenses	657,441
Net Investment Income	3,548,653

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(1,827,460)
Futures contracts	143,384
Forward foreign currency contracts	604
Foreign currency transactions	(28,675)
Net Realized Loss	(1,712,147)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(6,330,740)
Futures contracts	81,989
Forward foreign currency contracts	213,178
Foreign currencies	11,376
Change in Net Unrealized Appreciation (Depreciation)	(6,024,197)
Net Loss on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(7,736,344)
Decrease in Net Assets From Operations	$(4,187,691)

See Notes to Financial Statements.

26	Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2020 (unaudited) and the Year Ended December 31, 2019	2020	2019

Operations:
Net investment income	$3,548,653	$8,199,405
Net realized loss	(1,712,147)	(1,078,550)
Change in net unrealized appreciation (depreciation)	(6,024,197)	12,666,754
Increase (Decrease) in Net Assets From Operations	(4,187,691)	19,787,609

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(30,003)	(7,575,030)
Decrease in Net Assets From Distributions to Shareholders	(30,003)	(7,575,030)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	26,659,022	24,188,216
Reinvestment of distributions	30,003	7,575,030
Cost of shares repurchased	(33,172,790)	(39,756,123)
Decrease in Net Assets From Portfolio Share Transactions	(6,483,765)	(7,992,877)
Increase (Decrease) in Net Assets	(10,701,459)	4,219,702

Net Assets:
Beginning of period	151,359,095	147,139,393
End of period	$140,657,636	$151,359,095

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report	27

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2020[2]		2019	2018	2017	2016	2015

Net asset value, beginning of period	$7.19		$6.65	$7.30	$7.09	$6.53	$7.42

Income (loss) from operations:
Net investment income	0.17		0.40	0.39	0.40	0.47	0.47
Net realized and unrealized gain (loss)	(0.35)		0.53	(0.66)	0.21	0.54	(0.90)
Total income (loss) from operations	(0.18)		0.93	(0.27)	0.61	1.01	(0.43)

Less distributions from:
Net investment income	(0.00)	[3]	(0.39)	(0.38)	(0.40)	(0.45)	(0.46)
Total distributions	(0.00)	[3]	(0.39)	(0.38)	(0.40)	(0.45)	(0.46)

Net asset value, end of period	$7.01		$7.19	$6.65	$7.30	$7.09	$6.53
Total return[4]	(2.62)%		14.39%	(3.92)%	8.65%	15.60%	(5.84)%

Net assets, end of period (millions)	$101		$109	$118	$144	$138	$138

Ratios to average net assets:
Gross expenses	0.85%[5]		0.83%	0.85%	0.82%	0.81%	0.80%
Net expenses[6]	0.85	[5,7]	0.83 [7]	0.85	0.82	0.81	0.80
Net investment income	5.04	[5]	5.56	5.37	5.34	6.77	6.36

Portfolio turnover rate	57%		78%	103%	112%	98%	82%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

28	Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2020[2]		2019	2018	2017	2016	2015

Net asset value, beginning of period	$7.43		$6.86	$7.52	$7.29	$6.70	$7.60

Income (loss) from operations:
Net investment income	0.17		0.39	0.38	0.39	0.47	0.46
Net realized and unrealized gain (loss)	(0.37)		0.56	(0.68)	0.22	0.55	(0.92)
Total income (loss) from operations	(0.20)		0.95	(0.30)	0.61	1.02	(0.46)

Less distributions from:
Net investment income	(0.00)	[3]	(0.38)	(0.36)	(0.38)	(0.43)	(0.44)
Total distributions	(0.00)	[3]	(0.38)	(0.36)	(0.38)	(0.43)	(0.44)

Net asset value, end of period	$7.23		$7.43	$6.86	$7.52	$7.29	$6.70
Total return[4]	(2.67)%		14.01%	(4.16)%	8.43%	15.36%	(6.08)%

Net assets, end of period (000s)	$40,108		$42,186	$29,432	$29,168	$20,725	$18,929

Ratios to average net assets:
Gross expenses	1.11%[5]		1.08%	1.11%	1.07%	1.06%	1.05%
Net expenses[6]	1.10	[5,7]	1.08 [7]	1.11	1.07	1.06	1.05
Net investment income	4.80	[5]	5.29	5.16	5.09	6.54	6.08

Portfolio turnover rate	57%		78%	103%	112%	98%	82%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class II shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report	29

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

30	Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$102,441,428	—		$102,441,428
Sovereign Bonds	—	22,174,306	—		22,174,306
Senior Loans	—	9,923,147	—		9,923,147
Convertible Bonds & Notes	—	1,200,355	—		1,200,355
U.S. Government & Agency Obligations	—	1,001,152	—		1,001,152
Common Stocks:
Communication Services	—	—	$0	*	0	*
Energy	—	—	31,357		31,357
Financials	$242,458	—	—		242,458
Non-U.S. Treasury Inflation Protected Securities	—	90,182	—		90,182
Total Long-Term Investments	242,458	136,830,570	31,357		137,104,385
Short-Term Investments†	1,421,223	—	—		1,421,223
Total Investments	$1,663,681	$136,830,570	$31,357		$138,525,608
Other Financial Instruments:
Futures Contracts	$41,546	—	—		$41,546
Forward Foreign Currency Contracts	—	$9,454	—		9,454
Total Other Financial Instruments	$41,546	$9,454	—		$51,000
Total	$1,705,227	$136,840,024	$31,357		$138,576,608

32	Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$10,647	—	$10,647

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

(b) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Portfolio is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

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Notes to financial statements (unaudited) (cont’d)

(d) Loan participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(e) Unfunded loan commitments. The Portfolio may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2020, the Portfolio had sufficient cash and/or securities to cover these commitments.

(f) Securities traded on a when-issued and delayed delivery basis. The Portfolio may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

34	Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report

(h) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(i) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(j) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar

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Notes to financial statements (unaudited) (cont’d)

can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions, where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Portfolio has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

36	Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2020, the Portfolio held forward foreign currency contracts with credit related contingent features which had a liability position of $10,647. If a contingent feature in the master agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties.

(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(m) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(n) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(o) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(p) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends

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Notes to financial statements (unaudited) (cont’d)

to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2019, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.

(q) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”) and Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”) are the Portfolio’s subadvisers. LMPFA, Western Asset, Western Asset London and Western Asset Singapore are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). As of July 31, 2020, LMPFA, Western Asset, Western Asset London and Western Asset Singapore are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to Western Asset the day-to-day portfolio management of the Portfolio. Western Asset London and Western Asset Singapore provide certain subadvisory services to the Portfolio relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset London and Western Asset Singapore a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.

38	Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report

As a result of expense limitation arrangements between the Portfolio and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class II shares did not exceed 0.90% and 1.15%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended June 30, 2020, fees waived and/or expenses reimbursed amounted to $1,948, which included an affiliated money market fund waiver of $801.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor. As of July 31, 2020, LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$68,561,342	$10,370,313
Sales	68,286,121	14,528,992

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Notes to financial statements (unaudited) (cont’d)

At June 30, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$144,283,653	$5,049,959	$(10,808,004)	$(5,758,045)
Futures contracts	—	41,546	—	41,546
Forward foreign currency contracts	—	9,454	(10,647)	(1,193)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2020.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Futures contracts[2]	$41,546
Forward foreign currency contracts	9,454
Total	$51,000

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$10,647

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

40	Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2020. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$194,626	$(51,242)	$143,384
Forward foreign currency contracts	—	604	604
Total	$194,626	$(50,638)	$143,988

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Futures contracts	$81,989
Forward foreign currency contracts	213,178
Total	$295,167

During the six months ended June 30, 2020, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Futures contracts (to sell)	$3,751,361
Forward foreign currency contracts (to buy)	426,265
Forward foreign currency contracts (to sell)	3,620,188

The following table presents the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Portfolio as of June 30, 2020.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
BNP Paribas SA	$78	$(8,575)	$(8,497)	—	$(8,497)
Citibank N.A.	4,896	—	4,896	—	4,896
Goldman Sachs Group Inc.	4,480	(424)	4,056	—	4,056
JPMorgan Chase & Co.	—	(1,648)	(1,648)	—	(1,648)
Total	$9,454	$(10,647)	$(1,193)	—	$(1,193)

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Notes to financial statements (unaudited) (cont’d)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$3,674
Class II	$50,056	2,000
Total	$50,056	$5,674

For the six months ended June 30, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/ Expense Reimbursements
Class I	$1,405
Class II	543
Total	$1,948

6. Distributions to shareholders by class

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
Net Investment Income:
Class I	$22,129	$5,648,206
Class II	7,874	1,926,824
Total	$30,003	$7,575,030

7. Shares of beneficial interest

At June 30, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

42	Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class I
Shares sold	2,464,052	$16,832,964	1,078,344	$7,826,009
Shares issued on reinvestment	3,121	22,129	793,665	5,648,206
Shares repurchased	(3,290,563)	(22,756,678)	(4,407,011)	(31,991,035)
Net decrease	(823,390)	$(5,901,585)	(2,535,002)	$(18,516,820)

Class II
Shares sold	1,360,029	$9,826,058	2,189,350	$16,362,207
Shares issued on reinvestment	1,077	7,874	262,334	1,926,824
Shares repurchased	(1,489,191)	(10,416,112)	(1,065,940)	(7,765,088)
Net increase (decrease)	(128,085)	$(582,180)	1,385,744	$10,523,943

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following company was considered an affiliated company for all or some portion of the six months ended June 30, 2020. The following transactions were effected in shares of such company for the six months ended June 30, 2020.

	Affiliate Value at December 31, 2019	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$956,511	$42,486,246	42,486,246	$42,021,534	42,021,534

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2020
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$3,825	—	$1,421,223

9. Redemption facility

The Portfolio and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust and Legg Mason Partners Variable Income

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Notes to financial statements (unaudited) (cont’d)

Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 16, 2020. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.15% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets; there is no upfront fee. For the six months ended June 30, 2020, the Portfolio incurred a commitment fee in the amount of $1,085. The Portfolio did not utilize the Redemption Facility during the six months ended June 30, 2020.

10. Deferred capital losses

As of December 31, 2019, the Portfolio had deferred capital losses of $15,898,365, which have no expiration date, that will be available to offset future taxable capital gains.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

12. Subsequent event

Effective January 1, 2021, LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level

44	Western Asset Variable Global High Yield Bond Portfolio 2020 Semi-Annual Report

below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

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Board approval of new management and new subadvisory agreements (unaudited)

On February 18, 2020, Franklin Resources, Inc., a global investment management organization operating, together with its subsidiaries, as Franklin Templeton (“Franklin Templeton”) and Legg Mason, Inc. (“Legg Mason”) announced that they have entered into a definitive agreement (the “Transaction Agreement”) for Franklin Templeton to acquire Legg Mason in an all-cash transaction. As part of this transaction, the Fund’s manager, Legg Mason Partners Fund Advisor, LLC (the “Manager”), and the Fund’s subadvisers, Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited in London (“WAML”) and Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore,” and together with Western Asset and WAML, the “Subadvisers,” and, collectively with the Manager, the “Advisers”), each currently a wholly owned subsidiary of Legg Mason, would become a wholly owned subsidiary of Franklin Templeton (the “Transaction”). The Transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the Transaction is expected to be consummated in the latter part of 2020. Under the Investment Company Act of 1940, as amended (the “1940 Act”), consummation of the Transaction will result in the automatic termination of the Fund’s current management agreement with the Manager (the “Current Management Agreement”) and the current sub-advisory agreements between the Manager and Western Asset and between Western Asset and each of WAML and Western Asset Singapore (the “Current Sub-advisory Agreements” and, collectively, the “Current Agreements”).

Therefore, at a meeting of the Board of Trustees of Legg Mason Partners Variable Income Trust (the “Trust”) held on April 14, 20201, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the 1940 Act, approved a new management agreement (the “New Management Agreement”) between the Trust and the Manager with respect to Western Asset Variable Global High Yield Bond Portfolio (the “Fund”), a series of the Trust, and new sub-advisory agreements (the “New Sub-Advisory Agreements” and, collectively, the “New Agreements”) between the Manager and Western Asset and between Western Asset and each of WAML and Western Asset Singapore with respect to the Fund. The Board also authorized the Fund’s officers to submit the New Agreements to Fund shareholders for their approval. Fund shareholders were sent notice of the shareholder meeting and a proxy statement in April, 2020. In the event the Fund’s shareholders do not approve the New Agreements and the Transaction is completed, the Board has also approved an interim investment management

[1]

This meeting was held telephonically in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order is necessary and appropriate due to circumstances related to current or potential effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

46	Western Asset Variable Global High Yield Bond Portfolio

agreement between the Manager and the Fund (the “Interim Management Agreement”) and interim sub-advisory agreements between the Manager and Western Asset and between Western Asset and each of WAML and Western Asset Singapore (the “Interim Sub-advisory Agreements” and, collectively, the “Interim Agreements”) that will take effect upon the closing of the Transaction to enable the Manager and Subadvisers to serve as investment managers of the Fund following the termination of the Current Agreements and pending shareholder approval of the New Agreements.

Background

On March 9, 2020, during a telephonic meeting, members of the Board discussed with Legg Mason management and certain Franklin Templeton representatives the Transaction and Franklin Templeton’s plans and intentions regarding the Legg Mason funds and Legg Mason’s asset management business, including the preservation and continued investment autonomy of the investment advisory businesses conducted by the Subadvisers and the combination of Legg Mason’s and Franklin Templeton’s distribution resources.

On April 8, 2020, the Independent Trustees met with representatives of Legg Mason to discuss the Transaction and the New Agreements. In addition, the Independent Trustees met separately, with the assistance of their independent legal counsel, to discuss and evaluate the information provided and to consider what additional information was desired.

The Independent Trustees considered, among other things, whether it would be in the best interests of the Fund and its respective shareholders to approve the New Agreements, and the anticipated impacts of the Transaction on the Fund and its shareholders. To assist the Board in its consideration of the New Agreements, Franklin Templeton provided materials and information about Franklin Templeton, including its financial condition and asset management capabilities and organization, and Franklin Templeton and Legg Mason provided materials and information about the proposed Transaction between Legg Mason and Franklin Templeton.

Before or during the April 14, 2020 meeting, the Board sought additional information as it deemed necessary and appropriate. In connection with the Board’s consideration of the New Agreements, the Independent Trustees worked with their independent legal counsel to prepare requests for information that were submitted to Franklin Templeton and Legg Mason. The Board requested information relevant to the consideration of the New Agreements, distribution arrangements, and other anticipated impacts of the Transaction on the Fund and its shareholders. Franklin Templeton and Legg Mason provided documents and information in response to the request for information. Following their review of this information, the Independent Trustees submitted supplemental due diligence requests for additional information to Franklin Templeton and Legg Mason. Franklin Templeton and Legg Mason provided further information in response to this supplemental diligence request, which the Board reviewed. Senior management representatives from Franklin Templeton and Legg Mason participated in a portion of the meeting and addressed various questions raised by the Board.

Western Asset Variable Global High Yield Bond Portfolio	47

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

At the April 14, 2020 meeting, representatives of Legg Mason (including representatives of the Advisers) and Franklin Templeton made presentations to, and responded to questions from, the Board. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive session with their counsel to consider the New Agreements.

The Board’s evaluation of the New Agreements reflected the information provided specifically in connection with its review of the New Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the most recent renewal of the Current Agreements at in-person meetings held in November 2019 and at other prior Board meetings.

Among other things, the Board considered:

(i) the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries;

(ii) that Franklin Templeton has informed the Board that it intends to maintain the investment autonomy of the Legg Mason investment advisory subsidiaries;

(iii) that Franklin Templeton and Legg Mason have informed the Board that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Advisers, including compliance and other non-advisory services, and have represented that there are not expected to be any changes in the portfolio management personnel managing the Fund as a result of the Transaction;

(iv) that Franklin Templeton and Legg Mason have informed the Board regarding transition plans, including Legg Mason’s provision of retention incentives for certain Legg Mason corporate personnel until the transaction closes, and Franklin Templeton’s provision of long-term retention mechanisms for certain personnel following the closing;

(v) that there are not expected to be any changes to the Fund’s custodian or other service providers as a result of the Transaction;

(vi) that Franklin Templeton has informed the Board that it has no present intention to alter currently effective expense waivers and reimbursements after their expiration, and, while it reserves the right to do so in the future, it would consult with the Board before making any changes;

48	Western Asset Variable Global High Yield Bond Portfolio

(vii) that Franklin Templeton does not expect to propose any changes to the investment objective of the Fund or any changes to the principal investment strategies of the Fund as a result of the Transaction;

(viii) the potential benefits to Fund shareholders from being part of a combined fund family with Franklin Templeton-sponsored funds and access to a broader array of investment opportunities;

(ix) that Franklin Templeton’s distribution capabilities, particularly with respect to retail investors, and significant network of intermediary relationships may provide additional opportunities for the Fund to grow assets and lower expense ratios by spreading expenses over a larger asset base;

(x) that Franklin Templeton and Legg Mason will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered;

(xi) the fact that the Fund’s contractual management fee rates will remain the same and will not increase by virtue of the New Agreements;

(xii) the terms and conditions of the New Agreements, including that each New Agreement is identical to its corresponding Current Agreement except for their respective dates of execution, effectiveness and termination;

(xiii) the support expressed by the current senior management team at Legg Mason for the Transaction and Legg Mason’s recommendation that the Board approve the New Agreements;

(xiv) that the Current Agreements are the product of multiple years of review and negotiation and information received and considered by the Board in the exercise of its business judgment during those years, and that within the past year the Board had performed a full review of and approved the Current Agreements as required by the 1940 Act and had determined in the exercise of the Board’s business judgment that each Adviser had the capabilities, resources and personnel necessary to provide the services provided to the Fund, and that the management and subadvisory fees paid by or in respect of the Fund represented reasonable compensation to the applicable Adviser in light of the services provided, the costs to the Adviser of providing those services, the fees and other expenses paid by similar funds, and such other matters as the Trustees considered relevant in the exercise of their business judgment, and represented an appropriate sharing between Fund shareholders and the Advisers of any economies of scale in the management of the Fund at current and anticipated asset levels;

(xv) that the Current Agreements were considered and approved in November 2019;

Western Asset Variable Global High Yield Bond Portfolio	49

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

(xvi) that the Fund will not bear the costs of obtaining shareholder approval of the New Agreements, including proxy solicitation costs, legal fees and the costs of printing and mailing the proxy statement, regardless of whether the Transaction is consummated; and

(xvii) that under the Transaction Agreement Franklin Templeton has acknowledged that Legg Mason had entered into the Transaction Agreement in reliance upon the benefits and protections provided by Section 15(f) of the 1940 Act, and that, in furtherance of the foregoing, Franklin Templeton represented to the Trustees that it would conduct its business such that (a) for a period of not less than three years after the closing of the Transaction no more than 25% of the members of the Board shall be “interested persons” (as defined in the 1940 Act) of any investment adviser for a Fund, and (b) for a period of not less than two years after the closing, neither Franklin Templeton nor any of its affiliates shall impose an “unfair burden” (within the meaning of the 1940 Act, including any interpretations or no-action letters of the Securities and Exchange Commission) on the Fund as a result of the transactions contemplated by the Transaction Agreement or any express or implied terms, conditions or understandings applicable thereto.

Certain of these considerations are discussed in more detail below.

The information provided and presentations made to the Board encompassed the Fund and all other funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions rendered by the Manager, both of which functions are encompassed by the New Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the New Sub-Advisory Agreements.

Board approval of the New Agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed approval of the New Management Agreement and the New Sub-Advisory Agreements. The Independent Trustees also reviewed the proposed approval of the New Management Agreement and the New Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Subadvisers were present. The Independent Trustees considered the New Management Agreement and each New Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadvisers in providing services to the Fund.

In their deliberations, the Trustees considered information received in connection with the most recent Board approval/continuation of each Current Agreement in addition to

50	Western Asset Variable Global High Yield Bond Portfolio

information provided by Franklin Templeton and Legg Mason in connection with their evaluation of the terms and conditions of the New Agreements. In connection with the most recent approval/continuation of each Current Agreement, and in connection with their review of each New Agreement, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

After considering all of the factors and information, and in the exercise of its business judgment, the Board, including the Independent Trustees, concluded that the New Agreements, including the fees payable thereunder, were fair and reasonable and that entering into the New Agreements for the Fund was in the best interests of the Fund’s shareholders and approved the New Agreements and recommended that shareholders approve the New Agreements.

Nature, extent and quality of the services under the New Agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Current Agreements. In evaluating the nature, quality and extent of the services to be provided by the Advisers under the New Agreements, the Trustees considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of each Adviser, and that Franklin Templeton and Legg Mason have advised the Boards that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Advisers, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction. The Board has received information at regular meetings throughout the past year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers, and the undertakings required of the Manager and the Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, and took that information into account in its evaluation of the New Agreements.

Western Asset Variable Global High Yield Bond Portfolio	51

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Subadviser’s risk management processes.

The Board considered information provided by Franklin Templeton regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition.

The Board also reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the financial resources of Legg Mason and Franklin Templeton and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Fund of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility.

The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions for the Fund. In addition, the Board considered management’s periodic reports to the Board on, among other things, its business plans and any organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as high yield funds underlying variable insurance products by Lipper, showed, among other data, that the Fund’s performance for the 3-year period ended December 31, 2019 was above the median, that its performance for the 1- and 5-year periods ended December 31, 2019 was approximately equivalent to the median and that its performance for the 10-year period ended December 31, 2019 was below the median.

52	Western Asset Variable Global High Yield Bond Portfolio

Based on their review of the materials provided and the assurances received from Franklin Templeton and Legg Mason, the Trustees determined that the Transaction was not expected to affect adversely the nature, extent and quality of services provided by each Adviser and that the Transaction was not expected to have an adverse effect on the ability of the Manager and Subadvisers to provide those services, and the Board concluded that, overall, the nature, extent and quality of services expected to be provided, including performance, under the New Agreements were sufficient for approval.

Management fees and expense ratios

The Board considered that it had reviewed the Fund’s management fee and total expense ratio at the 2019 contract renewal meetings. The Board considered that the New Agreements do not change the Fund’s management fee rate or the computation method for calculating such fees, and that there is no present intention to alter expense waiver and reimbursement arrangements that are currently in effect.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services to be provided by the Manager and the Subadvisers. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Subadvisers is the responsibility and expense of the Manager or Western Asset, as applicable, not the Fund.

In addition, the Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Subadvisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts and the differences in associated risks borne by the Advisers.

Western Asset Variable Global High Yield Bond Portfolio	53

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

The Board considered the management fee, the fees of each of the Subadvisers and the amount of the management fee retained by the Manager after payment of the subadvisory fees in each case in light of the services rendered for those amounts. The Board also received an analysis of Legg Mason complex-wide management fees for funds with a similar strategy provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of high yield funds underlying variable insurance products (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2021.

In evaluating the costs of the services to be provided by the Manager and Subadvisers under the New Agreements, the Board considered, among other things, whether management fees or other expenses would change as a result of the Transaction. Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, the Trustees determined that the Transaction would not increase the total fees payable by the Fund for management services.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services to be provided to the Fund under the New Agreements.

Profitability and economies of scale

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been previously reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information concerning whether the Advisers realize economies of scale as the Fund’s assets grow. In conjunction with their most recent or prior deliberations concerning the Current Agreements, the Board noted that contractual expense

54	Western Asset Variable Global High Yield Bond Portfolio

limitations had been implemented for the Fund, and that after taking those expense limitations into account, the Board had determined that the total fees for management services, and administrative services for the Fund, were reasonable in light of the services provided, and that any economies of scale were being shared appropriately.

The Board noted that Franklin Templeton and Legg Mason are expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the Fund resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the Advisers’ profitability from their relationship with the Fund, nor to quantify at this time any possible future economies of scale. The Trustees noted they will have the opportunity to periodically re-examine such profitability and any economies of scale going forward.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the Manager and the Subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received are reasonable. In evaluating the fall-out benefits to be received by the Manager and Subadvisers under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits received by virtue of the Current Agreements.

The Board considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the Fund. The Board also considered that the Transaction, if completed, would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities.

Western Asset Variable Global High Yield Bond Portfolio	55

Western Asset

Variable Global High Yield Bond Portfolio

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson*

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

*	Effective March 6, 2020, Mr. Larson became a Trustee.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Variable Global High Yield Bond Portfolio

The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland statutory trust.

Western Asset Variable Global High Yield Bond Portfolio

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Portfolio’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolio at 1-877-721-1926.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 1-877-721-1926, (2) at www.leggmason.com/variablefunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Variable Global High Yield Bond Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing. www.leggmason.com

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

FDXX010090 8/20 SR20-3943

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit  99.CERT

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 24, 2020